WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 151.4%
Alabama - 2.1%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$240,633	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	877,915
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	1,300,000	1,514,393
Southeast Alabama Gas Supply District, Gas Supply Revenue, Series 2018A	4.000%	6/1/24	850,000	929,216	(b)(c)

Total Alabama				3,562,157

Alaska - 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	308,806
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	300,000	360,406	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	600,410

Total Alaska				1,269,622

Arizona - 2.9%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,854,273	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	310,779	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,681,428

Total Arizona				4,846,480

California - 19.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	594,520
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	1.120%	4/1/24	2,500,000	2,542,866	(b)(c)
California State Community Housing Agency, Essential Housing Revenue, Fountains at Emerald Park, Series A	3.000%	8/1/56	250,000	259,130
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	500,000	608,251	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	500,000	605,654	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	1

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	$1,000,000	$1,048,676	(a)(d)
California State, GO:
Various Purpose	5.000%	4/1/43	3,000,000	3,216,781
Various Purpose, Refunding	5.000%	9/1/41	1,000,000	1,332,499	(e)
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	500,000	644,514
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	1,000,000	1,231,876
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	1,050,000	1,087,371
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,858,116	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,856,049	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series A	5.000%	7/1/47	1,000,000	1,203,219
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	3,917,086
Series C	6.500%	11/1/39	2,000,000	3,287,795
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	548,438	(b)(c)
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	847,686
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	526,591
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	107,850
Senior Lien, Series A	5.750%	6/1/48	200,000	215,691
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	750,000	939,373
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	368,445

See Notes to Schedule of Investments.

2	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$1,000,000	$1,184,000
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	377,715
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,345,787

Total California				32,755,979

Colorado - 4.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	518,340
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	788,852
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	690,957
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	228,168
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	3,500,000	5,466,168

Total Colorado				7,692,485

Connecticut - 1.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	619,332
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	594,903
Series E	5.000%	10/15/34	270,000	325,583
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	289,842	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,232,293

Total Connecticut				3,061,953

Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	599,669

District of Columbia - 0.6%
District of Columbia Revenue, KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	800,000	956,832

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	3

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 6.6%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	$350,000	$422,567	(a)
Series A	5.000%	10/1/45	1,000,000	1,164,214	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	180,777	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	839,471
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	605,285	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/41	3,000,000	3,597,821
Series A, Refunding	5.000%	10/1/49	500,000	619,331	(a)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,408,173
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	275,312
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	500,000	524,787
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	250,000	311,979
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,204,040

Total Florida				11,153,757

Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	295,000	360,303
Project One, Series A	5.000%	1/1/50	250,000	315,671
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	794,492
Series C	4.000%	9/1/26	150,000	173,242	(b)(c)

Total Georgia				1,643,708

See Notes to Schedule of Investments.

4	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	$290,000	$331,368	(e)

Illinois - 18.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	500,000	607,069
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	330,000	395,877
Series D	5.000%	12/1/46	2,000,000	2,443,434
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	68,355
Series A, Refunding	5.000%	1/1/28	750,000	930,606
Series A, Refunding	6.000%	1/1/38	500,000	622,143
Series C, Refunding	5.000%	1/1/25	1,000,000	1,143,059
Series D, Refunding	5.500%	1/1/34	950,000	1,083,990
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	293,313
Senior Lien, Series D	5.000%	1/1/47	500,000	599,027
Senior Lien, Series D	5.000%	1/1/52	500,000	598,662
Series C	5.000%	1/1/35	2,200,000	2,510,129	(a)
TrIPS Obligated Group	5.000%	7/1/48	200,000	238,293	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	250,000	296,063
Second Lien, Series A, Refunding	4.000%	12/1/55	600,000	682,955
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	896,676
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	899,146
Second Lien Project	5.000%	11/1/39	500,000	560,869
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	500,000	592,673
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	500,000	599,038
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	315,624
Illinois State Toll Highway Authority Revenue, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,775,907

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	5

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2016	5.000%	1/1/33	$500,000	$571,486
Series 2016	5.000%	11/1/33	650,000	759,206
Series 2016, Refunding	5.000%	2/1/29	440,000	525,590
Series A	5.000%	5/1/36	250,000	301,670
Series A	5.000%	3/1/37	750,000	954,807
Series A	5.000%	5/1/39	600,000	719,236
Series A	5.000%	3/1/46	500,000	623,916
Series A, Refunding	5.000%	10/1/29	1,300,000	1,617,650
Series D	5.000%	11/1/27	400,000	492,785
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,000,000	1,226,984
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/52	750,000	852,965	(e)
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,895,147
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,670,928
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,120,683

Total Illinois				31,485,961

Indiana - 0.8%
Indiana State Finance Authority Revenue, Marion General Hospital, Series A	4.000%	7/1/45	300,000	347,317
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	1,048,569

Total Indiana				1,395,886

Iowa - 0.4%
Iowa State Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	95,000	96,863
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	250,000	290,947
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	250,000	289,754

Total Iowa				677,564

See Notes to Schedule of Investments.

6	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 1.0%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	$1,500,000	$1,723,493	(b)(c)

Louisiana - 2.4%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	593,220	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,451,541
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	350,000	370,096	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	500,000	532,826	(b)(c)

Total Louisiana				3,947,683

Maryland - 0.3%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	579,253

Massachusetts - 3.5%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,607
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,259,867
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,070,085
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	225,340
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	302,880
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	400,000	462,245	(a)
Series A, Refunding	5.000%	7/1/36	500,000	628,079	(a)
Series E	5.000%	7/1/46	500,000	638,623	(a)

Total Massachusetts				5,943,726

Michigan - 2.4%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	335,168
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,535,803
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	180,895

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	7

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	$125,000	$132,523	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	275,225
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	380,000	395,454	(f)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	417,155
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	150,000	174,796
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	100,000	122,372
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	484,911	(a)

Total Michigan				4,054,302

Missouri - 0.3%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	167,685
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	398,526

Total Missouri				566,211

New Jersey - 17.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	268,634
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	516,912
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,114,046	(a)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	527,064
School Facilities Construction, Series I, Refunding, State Appropriations, (SIFMA Municipal Swap Index Yield + 1.600%)	1.620%	3/1/28	2,500,000	2,536,253	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,101,842	(a)

See Notes to Schedule of Investments.

8	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	$175,000	$206,562	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,544,005
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	121,454
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	357,689
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/37	4,000,000	5,068,977	(e)
Transportation Program, Series AA	5.000%	6/15/38	6,000,000	6,223,659
Transportation Program, Series AA	5.000%	6/15/40	2,405,000	3,077,073
Transportation System, Series A, Refunding	5.000%	12/15/27	200,000	250,483
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,340,569
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/29	1,750,000	2,279,254
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	200,000	244,931

Total New Jersey				29,779,407

New York - 20.5%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	750,000	970,758
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	500,000	600,186
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	150,000	171,666
Green Bonds, Series D-1	5.000%	11/15/43	250,000	313,012
Green Bonds, Series D-3	4.000%	11/15/49	250,000	287,040
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	329,215
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	576,445
Series A-2	5.000%	5/15/30	500,000	653,111	(b)(c)
Series B, Refunding	5.000%	11/15/37	250,000	296,377
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	76,191	1	*(g)
New York City, NY, GO, Series F-1	4.000%	3/1/47	1,250,000	1,464,361

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	9

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	$400,000	$457,816
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	1,300,000	1,528,700
New York City, NY, TFA Future Tax Secured Revenue, Series C-1	4.000%	5/1/43	3,100,000	3,672,143
New York State Dormitory Authority Revenue, New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,304,328
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,065,001
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/35	1,000,000	1,264,741
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	750,000	883,248
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,244,063
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	541,801	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,022,944
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	1,000,000	1,164,224
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	613,760	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	792,448	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	297,039	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,550,000	2,855,953	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	100,000	111,924	(a)

See Notes to Schedule of Investments.

10	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	$250,000	$281,204	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/38	500,000	640,569
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/50	1,000,000	1,158,938	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	308,546
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	800,000	1,029,391
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	500,000	644,397
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	750,000	881,666
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	1,500,000	1,922,888
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	750,000	966,595

Total New York				34,316,499

North Carolina - 4.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	627,085
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	293,719
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,089,660
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	750,000	855,033

Total North Carolina				6,865,497

Ohio - 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/48	350,000	402,274
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,125,000	1,309,155
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue, Series 2013	5.000%	11/15/43	4,040,000	4,373,807	(f)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	496,096	(a)(b)(c)

Total Ohio				6,581,332

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	11

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	$99,820	$499	*(g)

Oregon - 1.4%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	747,992
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	704,263
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	301,226	(a)
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	522,883

Total Oregon				2,276,364

Pennsylvania - 8.7%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	500,000	589,559
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	3,630,000	3,673,584	(f)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	250,000	308,683
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	125,000	144,094	(f)
Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/29	625,000	703,614
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	293,984	(f)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	367,830	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series B, Refunding	5.000%	12/1/46	500,000	645,270
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,283,979
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,307,763	(a)

See Notes to Schedule of Investments.

12	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	$500,000	$591,942
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	615,524
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	310,092
Philadelphia, PA, Authority for IDR, Lease Revenue, Series 2019, Refunding	5.000%	10/1/30	350,000	458,016
Philadelphia, PA, GO, Series B	5.000%	2/1/38	250,000	315,037
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,172,098
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	243,395
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	606,479

Total Pennsylvania				14,630,943

Puerto Rico - 5.4%
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	375,000	322,031	*(g)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	650,000	637,000	*(g)
Series A	5.050%	7/1/42	100,000	98,000	*(g)
Series XX	5.250%	7/1/40	1,075,000	1,057,531	*(g)
Series ZZ, Refunding	5.250%	7/1/18	300,000	290,625	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	258,477
CAB, Restructured, Series A-1	0.000%	7/1/46	310,000	103,583
CAB, Restructured, Series A-1	0.000%	7/1/51	3,000,000	729,045
Restructured, Series A-1	4.550%	7/1/40	70,000	80,551
Restructured, Series A-1	5.000%	7/1/58	2,050,000	2,373,611
Restructured, Series A-2	4.329%	7/1/40	1,610,000	1,830,222
Restructured, Series A-2A	4.550%	7/1/40	1,050,000	1,208,257

Total Puerto Rico				8,988,933

South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	620,246	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	13

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	$200,000	$240,071

Tennessee - 1.3%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	350,000	423,653
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,500,000	1,700,783	(b)(c)

Total Tennessee				2,124,436

Texas - 8.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	301,865
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	350,000	422,011
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	250,000	292,583
Senior Lien, Series E	4.000%	1/1/50	750,000	870,657
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	763,722	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,403,007
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C, (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	2,000,000	2,334,083
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	1,000,000	1,119,818	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	600,000	654,062	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	750,000	895,447	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	48,083	(a)
Series 2017	5.000%	11/1/36	40,000	48,037	(a)
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	933,495	(f)

See Notes to Schedule of Investments.

14	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	$250,000	$295,397
Series B, Refunding	5.000%	1/1/40	600,000	637,002
Series B, Refunding	5.000%	1/1/45	600,000	682,027
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	196,098
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	521,567	(a)
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	150,000	105,000	*(d)(g)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	25,000	*(g)

Total Texas				14,548,961

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	235,592
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	405,000	405,996
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	201,750

Total U.S. Virgin Islands				843,338

Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	286,305
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	300,000	342,875
Series 2021	4.000%	10/15/36	100,000	117,729

Total Utah				746,909

Virginia - 1.3%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	250,000	326,551
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	352,100	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	15

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Series B, Refunding	5.000%	7/1/45	$500,000	$582,495	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	550,000	642,109
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	250,000	307,526

Total Virginia				2,210,781

Washington - 3.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	250,000	284,148	(a)
Series 2019	5.000%	4/1/44	500,000	609,121	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,499,726
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	355,661	(b)(c)
Seattle Cancer Care Alliance	4.000%	12/1/40	500,000	597,785
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	500,000	637,964

Total Washington				4,984,405

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	400,000	513,894	(b)(c)

Wisconsin - 3.2%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	595,856
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,121,193	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	460,000	(d)
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	200,000	243,346

Total Wisconsin				5,420,395

TOTAL MUNICIPAL BONDS (Cost - $229,742,712)				253,940,999

See Notes to Schedule of Investments.

16	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 1.7%
New York - 1.7%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $2,907,824)	4.000%	3/15/41	$2,475,000	$2,917,212

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $232,650,536)				256,858,211

SHORT-TERM INVESTMENTS - 1.7%
MUNICIPAL BONDS - 1.7%
Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Co.	0.010%	11/15/52	100,000	100,000	(j)(k)

Florida - 0.3%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.020%	5/1/24	600,000	600,000	(a)(j)(k)

Indiana - 0.1%
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.020%	11/1/39	100,000	100,000	(j)(k)

New York - 0.8%
MTA, NY, Dedicated Tax Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	0.010%	11/1/31	100,000	100,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.010%	6/15/48	100,000	100,000	(j)(k)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.010%	2/1/44	600,000	600,000	(j)(k)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.030%	11/1/41	600,000	600,000	(a)(j)(k)

Total New York				1,400,000

Utah - 0.3%
Murray, UT, Hospital Revenue, IHC Health Services Inc., Series A, SPA - JPMorgan Chase	0.010%	5/15/37	100,000	100,000	(j)(k)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.010%	5/15/58	400,000	400,000	(j)(k)

Total Utah				500,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	17

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 0.1%
King County, WA, GO, Series A, Refunding, SPA - TD Bank N.A.	0.010%	1/1/46	$100,000	$100,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $2,800,000)				2,800,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $44,031)	0.010%		44,031	44,031	(l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,844,031)				2,844,031

TOTAL INVESTMENTS - 154.8% (Cost - $235,494,567)				259,702,242
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (10.9)%				(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (39.7)%				(66,500,000)
TOB Floating Rate Notes - (1.1)%				(1,855,000)
Other Liabilities in Excess of Other Assets - (3.1)%				(5,236,538)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$167,760,704

See Notes to Schedule of Investments.

18	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of August 31, 2021.

(h)	The maturity principal is currently in default as of August 31, 2021.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $44,031 and the cost was $44,031 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report	19

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi — annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset Municipal Partners Fund Inc. 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

Under normal market conditions, the Fund pursues its objectives by investing substantially all of its assets in a diversified portfolio of tax-exempt securities. As a matter of fundamental policy which cannot be changed without shareholder approval, under normal market conditions at least 80% of the Fund’s net assets will be invested in tax-exempt securities. The Fund invests primarily in tax-exempt securities that are rated “investment grade” at the time of purchase by at least one rating agency and that the subadviser believes do not involve undue risk to income or principal or, if unrated, determined to be of comparable credit quality by the subadviser, but the Fund may invest up to 20% of its net assets in securities rated below “investment grade” (commonly known as “high yield” or “junk” bonds) at the time of purchase. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

21

Notes to Schedule of Investments (unaudited) (continued)

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$253,940,999	—	$253,940,999
Municipal Bonds Deposited in Tender Option Bond Trust	—	2,917,212	—	2,917,212

Total Long-Term Investments	—	256,858,211	—	256,858,211

Short-Term Investments†:
Municipal Bonds	—	2,800,000	—	2,800,000
Money Market Funds	$44,031	—	—	44,031

Total Short-Term Investments	44,031	2,800,000	—	2,844,031

Total Investments	$44,031	$259,658,211	—	$259,702,242

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

23

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at November 30, 2020	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,166,266	1,166,266	$1,122,235	1,122,235

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$2	—	$44,031

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